TAXATION (Details) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2015
Taxation:
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 0	$ 0	$ 0
Deferred tax benefit on intra-group transfers realized on loss of control	(3,487,000)	(3,487,000)	(7,257,000)
Effect of Increases Resulting from Prior Period Tax Positions	1,411,000	(188,000)	953,000
Components of income tax expense:
Current tax expense (income)	2,212,000	(27,000)	9,931,000
Amortization of tax benefit arising on intra-group transfers of long term assets	(3,487,000)	(3,487,000)		(7,257,000)
Total income tax (gain) expense	(1,114,000)	(3,404,000)	2,765,000
Deferred tax assets, noncurrent	260,000	421,000
Foreign Income Tax Expense (Benefit), Continuing Operations	962,000	271,000	9,069,000
United Kingdom tax authority
Components of income tax expense:
Current tax expense (income)	2,212,000	(27,000)	2,100,000	2,101,000
Deferred tax expense (income)	161,000	110,000		91,000
Statutory tax rate	21.00%
Deferred tax assets, noncurrent	300,000	400,000
Indonesia Tax Authority
Components of income tax expense:
Current tax expense (income)	0	0	6,828,000
Brazil Tax authority
Components of income tax expense:
Current tax expense (income)	0	0	1,000,000	1,002,000
Internal Revenue Service (IRS)
Components of income tax expense:
Minimum resident ownership percentage required for income tax exemption	50.00%
Foreign country
Components of income tax expense:
Current tax expense (income)	$ 0
Scenario, Forecast [Member] | United Kingdom tax authority
Components of income tax expense:
Statutory tax rate					20.00%